UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2023 to June 30, 2023.

Date of Report (Date of earliest event reported):  August 14, 2023

Commission File Number of securitizer:  025-03536

Central Index Key Number of securitizer:  0001719472

Leah Goldmintz (212) 230-3326
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]

[_]          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor:  ___________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  ___________

Central Index Key Number of underwriter (if applicable):  ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Although the Securitizer does not have any activity that it is required to report, pursuant to Rule 15Ga-1(c)(2) (17 CFR 240.15Ga-1(c) (2)), for the reporting period April 1, 2023 to June 30, 2023, the Securitizer is filing the below update to this Form ABS-15G with respect to the current information relating to the loans that are subject of the original repurchase request.
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced
(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)
Asset Class: Commercial mortgages
CoreVest American Finance 2019-3 Trust		CoreVest American Finance Lender LLC	128	$376,162,038	100.00%	1	$2,979,697.11	1.15%
Total			128	$376,162,038	100.00%	1	$2,979,697.11	1.15%
CoreVest American Finance 2020-P1 Trust		CoreVest American Finance Lender LLC	0	$0	0.00%	1	$3,379,522.83	2.12%
Total			0	$0	0.00%	1	$3,379,522.83	2.12%

Name of Issuing Entity	Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Footnote
(a)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
Asset Class: Commercial mortgages
CoreVest American Finance 2019-3 Trust				1	$2,979,697.11	1.15%							(1)(2)
Total				1	$2,979,697.11	1.15%
CoreVest American Finance 2020-P1 Trust				1	$3,379,522.83	2.12%							(1)(3)
Total				1	$3,379,522.83	2.12%

(1)
All dollar amounts and percentages in columns (d) through (f) are calculated based on the outstanding principal balance and percentage by principal balance of assets at the time of securitization.  All dollar amounts and percentages in columns (g) through (x) are calculated based on the approximate outstanding principal balance and percentage by principal balance of assets as of June 30, 2023.

(2)
On October 3, 2022, Situs Holdings, LLC, as special servicer on behalf of Wilmington Trust, National Association, as trustee for the benefit of the holders of CoreVest American Finance 2019-3 Trust Mortgage Pass-Through Certificates (“2019-3 Special Servicer”), delivered notice to CF CoreVest Purchaser LLC (“2019-3 Seller”) of a pending lawsuit alleging that the borrower of Loan 36 (the “2019-3 Loan”) did not own 10 of the 63 mortgaged properties securing the 2019-3 Loan at the time when such loan was transferred to the trust.  2019-3 Special Servicer has requested that 2019-3 Seller repurchase the 2019-3 Loan (the “2019-3 Repurchase Request”) pursuant to (i) Section 2.03 of that certain Pooling and Servicing Agreement dated November 9, 2019, for the CoreVest American Finance 2019-3 Trust Mortgage Pass-Through Certificates, and (ii) Section 6 of that certain Mortgage Loan Purchase Agreement dated effective November 9, 2019, by and between CoreVest American Finance Depositor LLC (“Purchaser”) and 2019-3 Seller (the “2019-3 MLPA”).  Since receipt of the 2019-3 Repurchase Request, and pursuant to the terms of Section 6 of the 2019-3 MLPA, 2019-3 Seller has at all times sought, and continues to seek, to correct and/or cure any alleged defect giving rise to the 2019-3 Repurchase Request, or otherwise assuage 2019-3 Special Servicer of the adequacy and sufficiency of the protections afforded under existing security, including any title claims.   There have been no updates to the 2019-3 Repurchase Request since the Form ABS-15G dated as of May 12, 2023.

(3)
On October 3, 2022, Situs Holdings, LLC, as special servicer on behalf of Wilmington Trust, National Association, as trustee for the benefit of the holders of CoreVest American Finance 2020-P1 Trust Mortgage Pass-Through Certificates (“2020-P1 Special Servicer”), delivered notice to CoreVest Purchaser 2, LLC (“2020-P1 Seller”) of a pending lawsuit alleging that the borrower of Loan 33863 (the “2020-P1 Loan”) did not assign a first lien mortgage to the trust for 2 of the 61 the mortgaged properties securing the 2020-P1 Loan. 2020-P1 Special Servicer has requested that 2020-P1 Seller repurchase the 2020-P1 Loan (the “2020-P1 Repurchase Request”) pursuant to (i) Section 2.03 of that certain Pooling and Servicing Agreement dated November 19, 2020, for the CoreVest American Finance 2020-P1 Trust Mortgage Pass-Through Certificates, and (ii) Section 6 of that certain Mortgage Loan Purchase Agreement dated effective November 19, 2020, by and between Purchaser and 2020-P1 Seller (the “2020-P1 MLPA”).  Since receipt of the 2020-P1 Repurchase Request, and pursuant to the terms of Section 6 of the 2020-P1 MLPA, 2020-P1 Seller has at all times sought, and continues to seek, to correct and/or cure any alleged defect giving rise to the 2020-P1 Repurchase Request, or otherwise assuage 2020-P1 Special Servicer of the adequacy and sufficiency of the protections afforded under existing security, including any title claims. There have been no updates to the 2020-P1 Repurchase Request since the Form ABS-15G dated as of May 12, 2023.

Explanatory Note:

We have provided all the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer (“Covered Transactions”), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting from Demand Entities (or confirming that Demand Entities are required to deliver) all Reportable Information within their respective possession.

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 14, 2023	CoreVest American Finance Depositor LLC, as Securitizer By: /s/ Michael Peerson Name: Michael Peerson Title: Chief Investment Officer